Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement

6. Fair Value Measurement

The Group did not have any assets or liabilities measured at fair value on a recurring basis subsequent to initial recognition as of December 31, 2010 or 2011. The Group’s assets measured at fair value on a non-recurring basis included acquired intangible assets and goodwill in impairment test for the year ended December 31, 2010 and equity method investment impairment test for the year ended December 31, 2011.

The fair value measurements for acquired intangible assets and goodwill are classified as Level 3 measurements. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable. The estimates and assumptions include business assumptions, terminal value, discount rate, and tax amortization benefit. The fair value measurement for equity method investment, which investment is in the form of marketable securities, is classified as Level 1 measurement.